Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2024
Disposal of subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

6. DISPOSAL OF SUBSIDIARIES

On June 8, 2023, Shanghai Sglcell Biotech Co., Ltd. transferred its wholly owned subsidiary, Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., to independent third-party individuals at aggregate consideration of CNY500,000 (approximately US$71,942). Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd. have not commenced its business activity since it was acquired on January 1, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Nanjing Yitian Biotech Co., Ltd. and its subsidiary, Beijing Yitan Jiarui Technology Co., Ltd., was CNY498,587 (approximately US$71,739).

On June 9, 2023, Shandong Sglcell Biotech Co., Ltd., the wholly owned subsidiary of Shanghai Sglcell Biotech Co., Ltd., was transferred to independent third-party individuals at zero consideration without any other obligations arising from the transfer. Shandong Sglcell Biotech Co., Ltd. has been inactive since it was incorporated on July 8, 2021 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

On June 15, 2023, Sglcell (Huangshan) Biotech Co., Ltd., the wholly owned subsidiary of Advanced Biomed HK Limited, was transferred to an independent third-party corporation at zero consideration without any other obligations arising from the transfers. Sglcell (Huangshan) Biotech Co., Ltd. has been dormant since its incorporation date from March 4, 2022 and the Company believed the transfer will improve in operational efficiency. The consideration is determined by the Company according to the net assets appraisal report issued by an independent third-party appraisal company on May 31, 2023, as of the date of May 31, 2023, the net assets value of Shandong Sglcell Medical Devices Co., Ltd., was zero.

Effect of disposal subsidiaries on the financial position of the Company:

US$
Cash	50,486
Prepaid expenses and other current assets	246,540
Equipment	395
Accounts payable, accruals and other current liabilities	(75,272)
Net assets	222,149
Consideration *	71,942
Loss on disposal of subsidiaries	150,207

*	Debt forgiving as consideration based on the settlement agreement on June 10, 2023.